STATEMENT OF INVESTMENTS
May 31, 2024 (Unaudited)

Description Shares Value ($)
Common Stocks – 99.0%
Banks – 1.0%
JPMorgan Chase & Co. 717 145,286
Consumer Discretionary Distribution & Retail – 0.8%
Chewy, Inc., Class A
(a)
5,347 113,410
Consumer Durables & Apparel – 2.8%
Garmin Ltd. 741 121,413
Lululemon Athletica, Inc.
(a)
879 274,239
395,652
Consumer Services – 2.8%
Airbnb, Inc., Class A
(a)
1,579 228,845
DraftKings, Inc., Class A
(a)
4,986 175,158
404,003
Energy – 2.3%
Cactus, Inc., Class A
(b)
6,429 330,129
Financial Services – 3.7%
Ares Management Corp., Class A 1,733 242,915
Block, Inc., Class A
(a)
4,531 290,346
533,261
Food, Beverage & Tobacco – 7.7%
Celsius Holdings, Inc.
(a)(b)
4,537 362,869
Freshpet, Inc.
(a)
3,212 421,318
Vital Farms, Inc.
(a)
7,677 317,674
1,101,861
Health Care Equipment & Services – 15.3%
Accolade, Inc.
(a)
4,625 32,745
Align Technology, Inc.
(a)
1,582 406,906
DexCom, Inc.
(a)
3,478 413,082
Guardant Health, Inc.
(a)
6,105 165,446
Inspire Medical Systems, Inc.
(a)
1,583 251,365
Intuitive Surgical, Inc.
(a)
740 297,569
iRhythm Technologies, Inc.
(a)
1,549 136,637
Outset Medical, Inc.
(a)
8,504 31,720
Privia Health Group, Inc.
(a)
6,722 116,761
PROCEPT BioRobotics Corp.
(a)
1,103 73,239
TransMedics Group, Inc.
(a)
1,843 251,385
2,176,855
Media & Entertainment – 15.2%
Alphabet, Inc., Class C
(a)
4,692 816,220
Liberty Media Corp.-Liberty Formula One, Class C
(a)
3,079 228,277
Netflix, Inc.
(a)
838 537,677
Reddit, Inc., Class A
(a)(b)
5,024 272,502
Trade Desk, Inc. (The), Class A
(a)
3,446 319,720
2,174,396

STATEMENT OF INVESTMENTS
(continued)

Description Shares Value ($)
Common Stocks – 99.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 18.5%
Alnylam Pharmaceuticals, Inc.
(a)
1,180 175,147
Ascendis Pharma A/S, ADR
(a)
2,072 279,927
Crinetics Pharmaceuticals, Inc.
(a)
2,414 107,206
Denali Therapeutics, Inc.
(a)
5,750 106,720
Illumina, Inc.
(a)
1,732 180,613
Insmed, Inc.
(a)
12,284 676,234
Keros Therapeutics, Inc.
(a)
2,467 115,628
Natera, Inc.
(a)
2,075 221,050
Pacific Biosciences of California, Inc.
(a)
44,058 78,864
Repligen Corp.
(a)(b)
1,489 221,995
Sarepta Therapeutics, Inc.
(a)
1,553 201,673
Twist Bioscience Corp.
(a)(b)
4,690 196,511
Xenon Pharmaceuticals, Inc.
(a)
1,946 74,084
2,635,652
Real Estate Management & Development – 4.0%
CoStar Group, Inc.
(a)
7,258 567,358
Semiconductors & Semiconductor Equipment – 13.3%
NVIDIA Corp. 1,730 1,896,651
Software & Services – 10.7%
Confluent, Inc., Class A
(a)
9,613 249,650
DoubleVerify Holdings, Inc.
(a)
7,234 131,659
Klaviyo, Inc., Class A
(a)
6,393 144,737
Monday.com Ltd.
(a)
549 124,025
MongoDB, Inc., Class A
(a)
698 164,770
Shopify, Inc., Class A
(a)
3,752 221,931
Snowflake, Inc., Class A
(a)
2,411 328,330
Twilio, Inc., Class A
(a)
2,771 159,055
1,524,157
Technology Hardware & Equipment – 0.9%
Pure Storage, Inc., Class A
(a)
2,001 120,640
Total Common Stocks (cost $11,266,209) 14,119,311
Investment Companies – 1.2%
Registered Investment Companies – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.28%
(c)(d)
(cost $175,766) 175,766 175,766
Investment of Cash Collateral for Securities Loaned – 0.9%
Registered Investment Companies – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.28%
(c)(d)
(cost $125,873) 125,873 125,873
Total Investments (cost $11,567,848) 101.1% 14,420,950

See Notes to Statement of Investments
Description Shares Value ($)
Investment of Cash Collateral for Securities Loaned – 0.9% (continued)
Registered Investment Companies – 0.9% (continued)
Liabilities, Less Cash and Receivables (1.1)% (157,246)
Net Assets 100.0% 14,263,704
ADR—American Depositary Receipt
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At May 31, 2024, the value of the fund’s securities on loan was $1,219,122 and the value of the collateral was $1,231,521, consisting of cash collateral of $125,873 and U.S. Government & Agency securities valued at $1,105,648. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(d)
The rate shown is the 1-day yield as of May 31, 2024.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Innovators ETF (the “fund”)
is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of May 31, 2024 in valuing the fund’s investments:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

Fair Value Measurements
Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N- CSR.
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At May 31, 2024, accumulated net unrealized appreciation on investments was
$2,853,102, consisting of gross appreciation of $4,131,790 and gross depreciation of
$1,278,688.
At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 14,119,311 — — 14,119,311
Investment Companies 175,766 — — 175,766
Investment of Cash
Collateral for Securities
Loaned 125,873 — — 125,873
†
See Statement of Investments for additional detailed categorizations, if any.